Property and equipment - Narrative (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 7.1	$ 6.5	$ 19.9	$ 21.0	$ 27.0	$ 23.4	$ 16.8
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of gaming equipment and other equipment			1 year		3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of gaming equipment and other equipment			6 years		6 years